Note 43 - Condensed Balance Sheet (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets [Abstract]
Cash and central bank balances	€ 149,493	€ 148,680
Financial assets at fair value through other comprehensive income	54,038	50,283
Investments in associates	291	297
Total assets	1,247,496	1,271,062
Liabilities and equity [Abstract]
Long-term debt	143,919	150,670
Total liabilities	1,186,414	1,214,687
Total shareholders equity	52,513	47,797
Additional equity components	8,569	8,578
Total equity	61,082	56,375
Total liabilities and equity	1,247,496	1,271,062
Bank subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	10,787	12,250
Central bank funds sold and securities purchased under resale agreements	0	0
Financial assets at fair value through profit or loss	2,972	3,022
Investment in subsidiaries	5,569	6,164
Loans	56,042	40,429
Other assets	2,679	1,475
Liabilities and equity [Abstract]
Deposits	30,781	25,880
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	563	468
Financial liabilities at fair value through profit or loss	3,613	4,151
Other short-term borrowings	127	61
Other liabilities	1,660	1,398
Nonbank subsidiaries [Member]
Assets [Abstract]
Central bank funds sold and securities purchased under resale agreements	10,783	11,588
Financial assets at fair value through profit or loss	968	1,288
Investment in subsidiaries	24,989	25,970
Loans	33,581	34,802
Other assets	11,372	12,437
Liabilities and equity [Abstract]
Deposits	13,453	14,957
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	38,260	22,960
Financial liabilities at fair value through profit or loss	1,261	1,217
Other short-term borrowings	814	698
Other liabilities	8,541	6,370
Other subsidiaries [Member]
Assets [Abstract]
Interbank balances (w/o central banks)	4,869	5,218
Central bank funds sold and securities purchased under resale agreements	14,758	11,478
Financial assets at fair value through profit or loss	409,623	424,988
Loans	350,411	364,094
Other assets	104,272	116,599
Liabilities and equity [Abstract]
Deposits	530,991	529,060
Central bank funds purchased, securities sold under repurchase agreements and securities loaned	3,025	584
Financial liabilities at fair value through profit or loss	314,707	350,084
Other short-term borrowings	9,283	4,874
Other liabilities	€ 85,416	€ 101,256